Assets and disposal groups classified as held for sale and discontinued operations - EPS (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Profit (loss) attributable to Discontinued Operations			$ (5,399)
Denominator:
Weighted average basic shares outstanding	187,815,672	176,508,144	169,269,281
Basic (loss) earnings per ordinary share - discontinued operations (US$)			$ (0.03)
Numerator:
Profit (loss) attributable to Discontinued Operations			$ (5,399)
Denominator:
Weighted average basic shares outstanding	187,815,672	176,508,144	169,269,281
Weighted average dilutive shares outstanding	189,625,195	176,508,144	169,269,281
Diluted earnings (loss) per ordinary share- discontinued operations			$ (0.03)
Spanish Hydroelectric Business, Disposal Group And Discontinued Operation
Numerator:
Profit (loss) attributable to Discontinued Operations			$ (5,399)
Denominator:
Weighted average basic shares outstanding			169,269,281
Basic (loss) earnings per ordinary share - discontinued operations (US$)			$ (0.03)
Numerator:
Profit (loss) attributable to Discontinued Operations			$ (5,399)
Denominator:
Weighted average basic shares outstanding			169,269,281
Weighted average dilutive shares outstanding			169,269,281
Diluted earnings (loss) per ordinary share- discontinued operations			$ (0.03)